Consolidated Statements of Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common stock	Additional paid-in capital	Legal reserve	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock	Total Canon Inc. stockholders' equity	Non- controlling interests
Beginning Balance at Dec. 31, 2009	¥ 2,879,400	¥ 174,762	¥ 404,293	¥ 54,687	¥ 2,871,437	¥ (260,818)	¥ (556,252)	¥ 2,688,109	¥ 191,291
Acquisition of subsidiaries	19,168								19,168
Equity transactions with noncontrolling interests and other	(5,884)		(3,787)		(13,453)	(680)	55,250	37,330	(43,214)
Dividends paid to Canon Inc. stockholders	(136,103)				(136,103)			(136,103)
Dividends paid to noncontrolling interests	(2,827)								(2,827)
Transfer to legal reserve				3,243	(3,243)
Comprehensive income (loss):
Net income	252,703				246,603			246,603	6,100
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	(126,918)					(122,667)		(122,667)	(4,251)
Net unrealized gains and losses on securities	(146)					(222)		(222)	76
Net gains and losses on derivative instruments	767					833		833	(66)
Pension liability adjustments	(9,327)					(6,905)		(6,905)	(2,422)
Comprehensive income (Note 14)	117,079							117,642	(563)
Repurchase of treasury stock, net	(61,196)		(81)		(4)		(61,111)	(61,196)
Ending Balance at Dec. 31, 2010	2,809,637	174,762	400,425	57,930	2,965,237	(390,459)	(562,113)	2,645,782	163,855
Equity transactions with noncontrolling interests and other	337		1,193		(609)			584	(247)
Dividends paid to Canon Inc. stockholders	(152,784)				(152,784)			(152,784)
Dividends paid to noncontrolling interests	(2,838)								(2,838)
Transfer to legal reserve				1,074	(1,074)
Comprehensive income (loss):
Net income	254,109				248,630			248,630	5,479
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	(54,086)					(53,251)		(53,251)	(835)
Net unrealized gains and losses on securities	(2,116)					(2,017)		(2,017)	(99)
Net gains and losses on derivative instruments	(449)					(462)		(462)	13
Pension liability adjustments	(38,377)					(35,584)		(35,584)	(2,793)
Comprehensive income (Note 14)	159,081							157,316	1,765
Repurchase of treasury stock, net	(99,766)		(46)		(102)		(99,618)	(99,766)
Ending Balance at Dec. 31, 2011	2,713,667	174,762	401,572	59,004	3,059,298	(481,773)	(661,731)	2,551,132	162,535
Equity transactions with noncontrolling interests and other	(15,321)		(16)		152	(1,866)		(1,730)	(13,591)
Dividends paid to Canon Inc. stockholders	(142,362)				(142,362)			(142,362)
Dividends paid to noncontrolling interests	(3,492)								(3,492)
Transfer to legal reserve				2,659	(2,659)
Comprehensive income (loss):
Net income	232,445				224,564			224,564	7,881
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	133,735					132,704		132,704	1,031
Net unrealized gains and losses on securities	3,265					3,148		3,148	117
Net gains and losses on derivative instruments	(4,880)					(4,882)		(4,882)	2
Pension liability adjustments	(12,787)					(14,580)		(14,580)	1,793
Comprehensive income (Note 14)	351,778							340,954	10,824
Repurchase of treasury stock, net	(149,968)		(9)		(17)		(149,942)	(149,968)
Ending Balance at Dec. 31, 2012	¥ 2,754,302	¥ 174,762	¥ 401,547	¥ 61,663	¥ 3,138,976	¥ (367,249)	¥ (811,673)	¥ 2,598,026	¥ 156,276